ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2020
Disclosure Of Significant Accounting Policies Abstract
Description of accounting policy for principles of consolidation explanatory [text block]

a) Principles of consolidation, business combinations and goodwill

(i) Subsidiaries

Subsidiaries are all entities over which the Atento Group has control. The Atento Group controls an entity when the Atento Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Subsidiaries are fully consolidated from the date on which control is obtained by the Group, until the Group loses control of the entity.

Intercompany transactions, balances and unrealized gains on transactions between the Atento Group companies are eliminated on consolidation, except those arisen from exchange variations. Unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the transferred asset. Accounting policies of subsidiaries have been changed where necessary to ensure consistency with the policies adopted by the Atento Group.

Non-controlling interests in the results and equity of subsidiaries are shown separately in the consolidated statements of operations, statement of comprehensive income/(loss), statement of changes in equity and financial position.

Description of accounting policy for business combinations and goodwill [text block]

(ii) Business combinations and goodwill

When the Atento Group acquires a business, it assesses the financial assets acquired and liabilities assumed for appropriate classification and designation in accordance with the contractual terms, economic circumstances and pertinent conditions as at the acquisition date. This includes the separation of embedded derivatives in host contracts by the acquire.

Any contingent consideration to be transferred by the acquirer will be recognized at fair value at the acquisition date. Contingent consideration classified as equity is not remeasured and its subsequent settlement is accounted for within equity. Contingent consideration classified as an asset or liability that is a financial instrument and within the scope of IFRS 9 Financial Instruments, is measured at fair value with the changes in fair value recognized in the statement of profit or loss in accordance with IFRS 9. Other contingent consideration that is not within the scope of IFRS 9 is measured at fair value at each reporting date with changes in fair value recognized in profit or loss.

Goodwill is initially measured as any excess of the total consideration transferred over the net identifiable assets acquired and liabilities assumed. If the fair value of the net assets acquired is greater than the total consideration transferred, the difference is recognized in the statements of operations as a gain from a bargain purchase. Goodwill acquired in a business combination is allocated to each cash-generating unit, or group of cash-generating units, that are expected to benefit from the synergies arising in the business combination. Goodwill is tested for impairment annually or whenever there are certain events or changes in circumstances indicating potential impairment. The carrying amount of the assets allocated to each cash-generating unit is then compared with its recoverable amount, which is the greater of its value in use or fair value less costs to sell. Any impairment loss is immediately taken to the statements of operations and may not be reversed (see Note 3h).

Description of accounting policy for functional currency [text block]

b) Functional and presentation currency

Items included in the financial statements of each of the Atento Group’s entities are measured using the currency of the primary economic environment in which the entities operate (‘the functional currency’). The consolidated financial statements are presented in thousands of U.S. dollars, which is the presentation currency of the Atento Group.

Description of accounting policy for foreign currency translation [text block]

c) Foreign currency translation

The results and financial position of all Atento Group entities whose functional currency is different from the presentation currency are translated into the presentation currency as follow:

•Statements of financial position assets and liabilities are translated at the exchange rate prevailing at the reporting date.

•Statements of operations items are translated at average exchange rates for the year (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case income and expenses are translated at the rate on the dates of the transactions).

•Hyperinflationary economies: Under IAS 29, the non-monetary assets and liabilities, the equity and the statements of operations of subsidiaries operating in hyperinflationary economies are restated applying a general price index. The financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether they are based on a historical cost approach or a current cost approach, shall be stated in terms of the measuring unit current at the end of the reporting period and translated to U.S. dollar at the closing rate of the period, for the purposes of conversion, applying IAS 21.

•Proceeds and payments shown on the statements of cash flows are translated at the average exchange rates for the period (unless this average is not a reasonable approximation of the cumulative effect of the rates prevailing on the transaction dates, in which case proceeds and payments are translated at the rate on the dates of the transactions). Proceeds and payments for the subsidiary located in Argentina shown on the statements of cash flows are translated at the exchange rates prevailing at the reporting date.

•Retained earnings are translated at historical exchange rates.

•All resulting exchange differences are recognized in other comprehensive income/(loss).

Goodwill and fair value adjustments to net assets arising from the acquisition of a foreign company are considered to be assets and liabilities of the foreign company and are translated at yearend exchange rates. Exchange differences arising are recognized in other comprehensive income/(loss).

d) Foreign currency transactions

Transactions in foreign currency are translated into the functional currency using the exchange rates prevailing at the date of the transactions or valuation date, in the case of items being remeasured. Foreign exchange gains and losses resulting from the settlement of these transactions and from the translation at reporting date exchange rates of monetary assets and liabilities denominated in foreign currencies are recognized in the statements of operations, except when deferred in other comprehensive income/(loss).

All differences arising on non–trading activities are taken to other operating income/expense in the statements of operations, with the exception of the effective portion of the differences on cash flows and net investment hedges that are accounted for as an effective hedge against a net investment in a foreign entity. These differences are recognized in other comprehensive income/(loss) (OCI) until the hedge settlement and disposal of the net investment, at which time, they are recognized in the statements of operations. Tax charges and credits attributable to exchange differences on those monetary items are also recorded in OCI.

Non–monetary items that are measured at historical cost in a foreign currency are translated using the exchange rates as at the date of recognition.

Description of accounting policy for segment reporting [text block]

e) Segment information

Segment information is presented in accordance with management information reviewed by the Chief Operating Decision Maker (“CODM”). The CODM, responsible for allocating resources and assessing performance of operational segments, has been identified as the Chief Executive Officer (“CEO”) responsible for strategic decisions.

The CODM considers the business from a geographical perspective and analyzes it across three operational segments–EMEA, Americas and Brazil.

No operating segments have been aggregated to form the reportable operating segments as compared to the previous years.

Description of accounting policy for intangible assets other than goodwill [text block]

f) Intangible assets

Intangible assets are stated at acquisition cost, less any accumulated amortization and any accumulated impairment losses.

The intangible assets acquired in a business combination are initially measured at their fair value as of the acquisition date.

The useful lives of intangible assets are assessed on a casebycase basis to be either finite or indefinite. Intangible assets with finite lives are amortized on a straight-line basis over their estimated useful life and assessed for impairment whenever events or changes indicate that their carrying amount may not be recoverable. Intangible assets that have an indefinite useful life are not subject to amortization and are tested annually for impairment. The amortization charge on intangible assets is recognized in the consolidated statements of operations under “Amortization”.

Amortization methods and useful lives are revised annually at the end of each reporting period and, where appropriate, adjusted prospectively.

Customer base

Customer base acquired in a business combination is recognized at fair value at the acquisition date and have finite useful lives and are subsequently carried at cost less accumulated amortization, which has been estimated to be between seven and twelve years. The customer base relate to all agreements, tacit or explicit, entered into between the Atento Group and the former owner of the Atento Group and between the Atento Group and other customers, in relation to the provision of services, and that were acquired as part of the business combinations.

Software

Software is measured at cost (at acquisition or development costs) and amortized on a straight-line basis over its useful life, generally estimated to be between three and ten years. Maintenance cost of software is expensed as incurred.

Development costs directly attributable to the design and creation of software that are identifiable and unique, and that may be controlled by the Group, are recognized as an intangible asset providing the following conditions are met:

•It is technically feasible for the intangible asset to be completed so that it will be available for use or sale.

•Management intends to complete the asset for use or sale.

•The Group has the capacity to use or sell the asset.

•It is possible to show evidence of how the intangible asset will generate probable future economic benefits.

•Adequate technical, financial and other resources are available to complete the development and to use or sell the intangible asset.

•The outlay attributable to the intangible asset during its development can be reliably determined.

Directly attributable costs capitalized in the value of the software include the cost of personnel developing the programs and an appropriate percentage of overheads.

Costs that do not meet the criteria listed above are recognized as an expense as incurred. Expenditure for an intangible asset that is initially recognized within expenses for the period may not be subsequently recognized as intangible assets.

Other intangible assets

Other intangible assets mainly include payment of loyalty incentives which are amortized on a straight-line basis over the term of the agreements which range from four to ten years.

Description of accounting policy for property, plant and equipment [text block]

g) Property, plant and equipment

Property, plant and equipment are measured at cost, less accumulated depreciation and any impairment losses.

Acquisition costs include, when appropriate, the initial estimates of decommissioning, withdrawal and site reconditioning costs when the Atento Group is obliged to bear this expenditure as a condition of using the assets. Repairs that do not prolong the useful life of the assets and maintenance costs are recognized directly in the statements of operations. Costs that prolong or improve the life of the asset are capitalized as an increase in the cost of the asset.

Property, plant and equipment acquired in a business combination are initially measured at fair value as of the acquisition date.

The Atento Group assesses the need to write down, if appropriate, the carrying amount of each item of property, plant and equipment to its period-end recoverable amount whenever there are indications that the assets’ carrying amount may not be fully recoverable through the generation of sufficient future revenue. The impairment allowance is reversed if the factors giving rise to the impairment cease to exist.

The depreciation charge for items of property, plant and equipment is recognized in the consolidated statements of operations under “Depreciation”.

Depreciation is calculated on a straight-line basis over the useful life of the asset applying individual rates to each type of asset, which are reviewed at the end of each reporting period.

The useful lives generally used by the Atento Group are as follow:

	Years of useful life
Buildings	5	-	40
Plant and machinery	3	-	6
Furniture, tools	1	-	10
Other tangible assets	5	-	8

Description of accounting policy for impairment of assets [text block]

h) Impairment of noncurrent assets

The Atento Group assesses as of each reporting date whether there is an indicator that a noncurrent asset may be impaired. If any such indicator exists, or when annual impairment testing for an asset is required (e.g. goodwill), the Atento Group estimates the asset’s recoverable amount. An asset’s recoverable amount is the higher of its fair value less costs to sell or its value in use. In assessing the value in use, the estimated future cash flow is discounted to its present value using a pretax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset. Where the carrying amount of an asset exceeds its recoverable amount, the asset is considered to be impaired. In this case, the carrying amount is written down to its recoverable amount, and the resulting loss is recognized in the statements of operations. Future depreciation/amortization charges are adjusted to reflect the asset’s new carrying amount over its remaining useful life. Management analyzes the impairment of each asset individually, except in the case of assets that generate cash flow which are interdependent on those generated by other assets (cash generating units – “CGU”).

The Atento Group bases the calculation of impairment on the business plans of the various cash generating units to which the assets are allocated. These business plans cover five years. A long-term growth rate is calculated and applied to project future cash flows after the fifth year.

When there are new events or changes in circumstances that indicate that a previously recognized impairment loss no longer exists or has been decreased, a new estimate of the asset’s recoverable amount is made. A previously recognized impairment loss is reversed only if there has been a change in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. If that is the case, the carrying amount of the asset is increased to its recoverable amount. The reversal is limited to the carrying amount that would have been determined if no impairment loss been recognized for the asset in prior years. This reversal is recognized in the statements of operations and the depreciation charge is adjusted in future periods to reflect the asset’s revised carrying amount. Impairment losses relating to goodwill cannot be reversed in future periods.

Description of accounting policy for financial assets [text block]

i) Financial assets and liabilities

Financial assets

Initial recognition and measurement

Financial assets are classified, at initial recognition, as subsequently measured at amortized cost, fair value through other comprehensive income (OCI), and fair value through profit or loss.

The Atento Group has classified all financial assets as amortized cost, except for derivative financial instruments.

All purchases and sales of financial assets are recognized on the statement of financial position on the transaction date, i.e. when the commitment is made to purchase or sell the asset.

A financial asset is fully or partially derecognized from the statement of financial position only when:

1.The rights to receive cash flow from the asset have expired.

2.The Atento Group has assumed an obligation to pay the cash flow received from the asset to a third party or

3.The Atento Group has transferred its rights to receive cash flow from the asset to a third party, thereby substantially transferring all of the risks and rewards of the asset.

Financial assets and financial liabilities are offset and presented on a net basis in the statement of financial position when a legally enforceable right exists to offset the amounts recognized and the Atento Group intends to settle the assets and liabilities net or to simultaneously realize the asset and cancel the liability.

Amortized cost financial assets include fixed maturity financial assets not listed in active markets and which are not derivatives. They are classified as current assets, except for those maturing more than twelve months after the reporting date, which are classified as noncurrent assets. Loans and receivables are initially recognized at fair value plus any transaction costs, and are subsequently measured at amortized cost, using the effective interest method. Interest calculated using the effective interest method is recognized under finance income in the statements of operations.

The Atento Group assesses at each reporting date whether a financial asset is impaired. Where there is objective evidence of impairment of a financial asset valued at amortized cost, the amount of the loss to be taken to the statements of operations is measured as the difference between the carrying amount and the present value of estimated future cash flow, discounted at the asset’s original effective interest rate. The carrying amount of the asset is reduced and the amount of the impairment loss is expensed in the consolidated statements of operations.

Trade receivables

Trade receivables are amounts due from customers for the sale of services in the normal course of business. Receivables slated for collection in twelve months or less are classified as current assets; otherwise, the balances are considered noncurrent assets.

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date. In general, cash flow relating to short-term receivables is not discounted.

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in banks, demand deposits and other highly liquid investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

Financial liabilities

Debt with third parties (Loans and Borrowings)

Debt with third parties is initially recorded at the fair value of the consideration received, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. Any difference between the cash received (net of transaction costs) and the repayment value is recognized in the statements of operations over the life of the debt. Debt with third parties is considered to be noncurrent when the maturity date is longer than twelve months from the reporting date, or when the Atento Group has full discretion to defer settlement for at least another twelve months from that date.

Financial liabilities are derecognized in the statement of financial position when the respective obligation is settled, cancelled or matures.

Trade payables

Trade payables are payment obligations in respect of goods or services received from suppliers in the ordinary course of business. Trade payables falling due in twelve months or less are classified as current liabilities; otherwise, the balances are considered as noncurrent liabilities.

Description of accounting policy for trade and other receivables [text block]

Trade receivables

Trade receivables are amounts due from customers for the sale of services in the normal course of business. Receivables slated for collection in twelve months or less are classified as current assets; otherwise, the balances are considered noncurrent assets.

These are financial assets measured initially at fair value and subsequently, at amortized cost and are evaluated by the value of the services provided in accordance with the contracted conditions, net of estimated impairment losses. These include the services provided to customers, which were still not billed at the balance sheet date. In general, cash flow relating to short-term receivables is not discounted.

Description of accounting policy for determining components of cash and cash equivalents [text block]

Cash and cash equivalents

Cash and cash equivalents comprise cash on hand and in banks, demand deposits and other highly liquid investments with an original maturity of three months or less, which are subject to an insignificant risk of changes in value.

Description of accounting policy for borrowing costs [text block]

Financial liabilities

Debt with third parties (Loans and Borrowings)

Debt with third parties is initially recorded at the fair value of the consideration received, less any directly attributable transaction costs. After initial recognition, these financial liabilities are measured at amortized cost using the effective interest method. Any difference between the cash received (net of transaction costs) and the repayment value is recognized in the statements of operations over the life of the debt. Debt with third parties is considered to be noncurrent when the maturity date is longer than twelve months from the reporting date, or when the Atento Group has full discretion to defer settlement for at least another twelve months from that date.

Financial liabilities are derecognized in the statement of financial position when the respective obligation is settled, cancelled or matures.

Description of accounting policy for trade and other payables [text block]

Trade payables

Trade payables are payment obligations in respect of goods or services received from suppliers in the ordinary course of business. Trade payables falling due in twelve months or less are classified as current liabilities; otherwise, the balances are considered as noncurrent liabilities.

Description of accounting policy for derivative financial instruments and hedging [text block]

j) Derivative financial instruments and hedging

Derivative financial instruments are initially recognized at their fair values on the date on which the derivative contract is entered into and are subsequently remeasured at their fair value.

Any gains or losses resulting from changes in the fair value of a derivative instrument are recorded in the statements of operations, except for the effective portion of cash flow and net investment hedges, which is recognized in other comprehensive income/(loss) and later reclassified to profit or loss when the hedge item affects the statements of operations.

At the inception of the derivative instrument contract, the Atento Group documents the relationship between the hedging instruments and the hedged items, as well as the risk management objectives and the strategy for groups of hedges. The Atento Group also documents its assessment, both at the inception of the hedge and throughout the term thereof, of whether the derivatives used are highly effective at offsetting changes in the fair value or cash flow of the hedged items.

The fair value of a hedging derivative is classified as a non-current asset or liability, as applicable, if the remaining maturity of the hedged item exceeds twelve months, otherwise it is classified as a current asset or liability.

For purpose of hedge accounting the Atento Group designates certain derivatives as either:

Cash flow hedges

Cash flow hedge is defined as a hedge of the exposure to variability in cash flows that is attributable to a particular risk associated with a recognized asset or liability (such as all or some future interest payments on variable rate debt) or a highly probable forecast transaction that could affect profit or loss.

The effective portion of the gain or loss on the hedging instrument is recognized in other comprehensive income in the cash flow hedge reserve in equity. If a hedge of a forecast transaction subsequently results in the recognition of a financial asset or a financial liability, any gain or loss on the hedging instrument that was previously recognized directly in equity is recycled from reserves into the statements of operations in the same period(s) in which the financial asset or liability affects profit or loss.

Net investment hedges

Gains or losses on the hedging instrument relating to the effective portion of the hedge are recognized in other comprehensive income. Gains or losses relating to the ineffective portion are recognized in the statements of operations. Gains and losses accumulated in equity are included in the statements of operations when the foreign operation is partially disposed of or sold.

Description of accounting policy for issued capital [text block]

k) Share capital

The ordinary shares of the Company are classified in equity (see Note 19).

Issuance costs directly attributable to the issuance of new shares or options are deducted from the proceeds raised in equity, net of the tax effect.

Description Of Accounting Policy For Treasury Shares Explanatory

l) Treasury shares

Own equity instruments that are reacquired (treasury shares) are recognized at cost and deducted from equity. No gain or loss is recognized in profit or loss on the purchase, sale, issue or cancellation of the Atento Group’s own equity instruments. Any difference between the carrying amount and the consideration, if reissued, is recognized in the share premium.

Description of accounting policy for provisions [text block]

m) Provisions

Provisions are recognized when the Atento Group has a present obligation (legal or constructive) as a result of a past event, it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and a reliable estimate can be made of the amount of the obligation. Provisions for restructuring include penalties for the cancellation of leases and other contracts, as well as employee termination payments. Provisions are not recognized for future operating losses.

When the Atento Group is virtually certain that some or all of a provision is to be reimbursed, for example under an insurance contract, a separate asset is recognized in the statement of financial position, and the expense relating to the provision is recorded in the statements of operations, net of the expected reimbursement.

Provisions are measured at the present value of expenditure expected to be required to settle the obligation, using a pretax rate that reflects current market assessments of the time value of money and the specific risks inherent to the obligation.

Contingent liabilities represent possible obligations to third parties, and existing obligations that are not recognized, given that it is not likely that an outflow of economic resources will be required in order to settle the obligation or because the amount cannot be reliably estimated. Contingent liabilities are not recognized on the consolidated statement of financial position unless they are recorded as part of a business combination.

Description of accounting policy for share-based payment transactions [text block]

n) Employee benefit

Sharebased payments

Atento S.A. has a sharebased compensation plan, under which the subsidiaries of Atento S.A. receive services from employees as consideration for the equity instruments of Atento S.A. The subsidiaries themselves are not party to any of the contracts; Atento S.A. settles these agreements. The plan offers various instruments (award agreements, stock options, restricted stock units, etc.), but some types of restricted stock units (“RSUs”) have been granted to selected employees, as described in Note 19.

The fair value of the employee services received in exchange for the grant of the RSUs is recognized as an expense in the consolidated financial statements of Atento S.A. The total amount to be expensed is determined with reference to the fair value of the RSUs granted:

•Including any market performance conditions (for example, an entity’s share price);

•Excluding the impact of any service and nonmarket performance vesting conditions (for example, profitability, sales growth targets and remaining an employee of the entity over a specified time period); and

•Including the impact of any nonvesting conditions (for example, the requirement for employees to save or hold shares for a specific period of time).

At the end of each reporting period, the group revises its estimates of the number of RSUs that are expected to vest based on the nonmarket vesting conditions and service conditions. It recognizes the impact of the revisions to original estimates, if any, in the statements of operations, with a corresponding adjustment to equity.

When the RSUs vest, Atento S.A. issues new shares or buys them back in the market. The proceeds received, net of any directly attributable transaction costs, are credited to share capital (nominal value) and share premium.

The social security contributions payable in connection with the granting of the share options is considered an integral part of the grant itself, and the charge will be treated as a cashsettled transaction.

Description of accounting policy for termination benefits [text block]

Termination benefits

Termination benefits are paid to employees when the Atento Group decides to terminate their employment contracts prior to the usual retirement age or when the employee agrees to resign voluntarily in exchange for these benefits. The Atento Group recognizes these benefits as an expense for the year, at the earliest of the following dates: (a) when the Atento Group is no longer able to withdraw the offer for these benefits; or (b) when the Atento Group company recognizes the costs of a restructuring effort as per IAS 37, “Provisions, Contingent Liabilities and Contingent Assets”, and when this restructuring entails the payment of termination benefits. When benefits are offered in order to encourage the voluntary resignation of employees, termination benefits are measured on the basis of the number of employees expected to accept the offer. Benefits to be paid in more than twelve months from the reporting date are discounted to their present value.

Description of accounting policy for income tax [text block]

o) Income tax

The income tax expense includes all the expenses and credits arising from the corporate income tax levied on all the Atento Group companies.

Income tax expenses for each period represent the aggregate amounts of current and deferred taxes, if applicable.

Current tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the tax authorities. The tax rates and tax laws used to compute the amounts are those that are enacted at the reporting date in each country in which the Atento Group operates. The Atento Group determines deferred tax assets and liabilities by applying the tax rates that will be effective when the corresponding asset is received or the liability settled, based on tax rates and tax laws that are enacted (or substantively enacted) at the reporting date.

Deferred taxes are calculated on temporary differences arising from differences between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes.

Deferred tax assets also arise from unused tax credits and tax loss carryforwards.

The carrying amounts of deferred income tax assets are reviewed at each reporting date and reduced to the extent that it is no longer probable that sufficient future taxable profits will be available to allow all or part of that deferred tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Deferred tax liabilities associated with investments in subsidiaries and branches are not recognized when the timing of the reversal can be controlled by the parent company, and it is probable that the temporary differences will not reverse in the foreseeable future.

Deferred income tax relating to items directly recognized in equity is also recognized in equity. Deferred tax assets and liabilities resulting from business combinations are added to or deducted from goodwill.

Deferred tax assets and liabilities are offset only if a legally enforceable right exists to offset current tax assets against current income tax liabilities and the deferred taxes relate to the same taxable entity and the same taxation authority.

Description of accounting policy for recognition of revenue [text block]

p) Revenue and Expenses

Revenue and Expenses are recognized in the statements of operations an accrual basis, regardless of when actual payment or collection occurs.

The Atento Group’s incorporation, startup and research expenses, as well as expenses that do not qualify for capitalization under IFRS, are recognized in the consolidated statements of operations when incurred and classified in accordance with their nature.

Description of accounting policy for interest income and expense [text block]

q) Interest income and expenses

Interest expenses incurred in the construction of any qualified asset are capitalized during the time necessary to complete the asset and prepare it for the intended use. All other interest expenses are expensed as incurred.

Interest income is recognized using the effective interest method. When a loan or a receivable has been impaired, the carrying amount is reduced to the recoverable amount, discounting the estimated future cash flow at the instrument’s original effective interest rate and recognizing the discount as a decrease in interest income. Interest income on impaired loans is recognized when the cash is collected or on the basis of the recovery of the costs when the loan is secured.

Description of accounting policy for leases [text block]

r) Leases (as lessee)

Until December 31, 2018, the Atento Group rented certain properties. Leases where the lessor does not transfer substantially all of the risks and benefits of ownership of the asset were classified as operating leases. Operating lease payments were recognized as an expense in the statements of operations on a straight-line basis over the lease term.

Those lease arrangements under which the Atento Group holds the significant risks and benefits inherent in owning the leased item were treated as finance leases. Finance leases were capitalized as an asset at the inception of the lease period and classified according to their nature. Finance leases were capitalized at the lower of the present value of the minimum lease payments agreed, and the fair value of the leased asset. Lease payments were proportionally allocated to the principal of the lease liability and to finance charges. Finance charges are reflected in the statements of operations over the lease term so as to achieve a constant rate of interest on the balance pending repayment in each period.

From January 1, 2019, the Group has adopted IFRS 16 Leases, but has not restated comparatives for the 2018 reporting period, as permitted under the specific transition provisions in the standard. The reclassifications and the adjustments arising from the new leasing rules are therefore recognized in the opening balance sheet on January 1, 2019. As explained in Note 3u below, the Group has changed its accounting policy for leases where the Group is the lessee.

The Atento Group assesses at contract inception whether a contract is, or contains, a lease. That is, if the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration.

Atento Group as a lessee

The Atento Group applies a single recognition and measurement approach for all leases, except for short-term leases and leases of low-value assets. The Group recognizes lease liabilities to make lease payments and right-of-use assets representing the right to use the underlying assets.

(i) Right-of-use assets

The Group recognizes right-of-use assets at the commencement date of the lease (i.e., the date the underlying asset is available for use). Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received. Right-of-use assets are depreciated on a straight-line basis over the shorter of the lease term and the estimated useful lives of the assets.

(ii) Lease liabilities

At the commencement date of the lease, the Group recognizes lease liabilities measured at the present value of lease payments to be made over the lease term. The lease payments include fixed payments (including in-substance fixed payments) less any lease incentives receivable, variable lease payments that depend on an index or a rate, and amounts expected to be paid under residual value guarantees.

In calculating the present value of lease payments, the Group uses its incremental borrowing rate at the lease commencement date because the interest rate implicit in the lease is not readily determinable. After the commencement date, the amount of lease liabilities is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of lease liabilities is remeasured if there is a modification, a change in the lease term, a change in the lease payments (e.g., changes to future payments resulting from a change in an index or rate used to determine such lease payments) or a change in the assessment of an option to purchase the underlying asset.

(iii) Short-term leases and leases of low-value assets

The Group applies the short-term lease recognition exemption to its short-term leases of machinery (i.e., those leases that have a lease term of 12 months or less from the commencement date). It also applies the lease of low-value assets recognition exemption to leases of office equipment that are considered to be low value. Lease payments on short-term leases and leases of low value assets are recognized as expense on a straight-line basis over the lease term.

Description of accounting policy for explanation of sources of estimation uncertainty with significant risk of causing material adjustment

s) Critical accounting estimates and assumptions

The preparation of consolidated financial statements under IFRS as issued by the IASB requires the use of certain assumptions and estimates that affect the carrying amount of assets and liabilities within the next financial year.

Some of the accounting policies applied in preparing the accompanying consolidated financial statements required Management to apply significant judgments in order to select the most appropriate assumptions for determining these estimates. These assumptions and estimates are based on Management experience, the advice of consultants and experts, forecasts and other circumstances and expectations prevailing at year end. Management’s evaluation takes into account the global economic situation in the sector in which the Atento Group operates, as well as the future outlook for the business. By virtue of their nature, these judgments are inherently subject to uncertainty. Consequently, actual results could differ substantially from the estimates and assumptions used. Should this occur, the values of the related assets and liabilities would be adjusted accordingly.

Although these estimates were made on the basis of the best information available at each reporting date on the events analyzed, events that take place in the future might make it necessary to change these estimates in coming years. Changes in accounting estimates would be applied prospectively in accordance with the requirements of IAS 8, “Accounting Policies, Changes in Accounting Estimates and Errors”, recognizing the effects of the changes in estimates in the related consolidated statements of operations.

An explanation of the estimates and judgments that entail a significant risk of leading to a material adjustment in the carrying amounts of assets and liabilities is as follow:

Impairment of goodwill

The Atento Group tests goodwill for impairment annually, in accordance with the accounting policies described in Note 3h. Goodwill is subject to impairment testing as part of the cashgenerating unit to which it has been allocated. The recoverable amounts of cashgenerating units defined in order to identify potential impairment in goodwill are determined on the basis of value in use, applying fiveyear financial forecasts based on the Atento Group’s strategic plans, approved and reviewed by Management. These calculations entail the use of assumptions and estimates, and require a significant degree of judgment. The main variables considered in the sensitivity analyses are growth rates, discount rates using the Weighted Average Cost of Capital (“WACC”) and the key business variables.

Deferred taxes

The Atento Group assesses the recoverability of deferred tax assets based on estimates of future earnings. The ability to recover these deferred amounts depends ultimately on the Atento Group’s ability to generate taxable earnings over the period in which the deferred tax assets remain deductible. This analysis is based on the estimated timing of the reversal of deferred tax liabilities, as well as estimates of taxable earnings, which are sourced from internal projections.

The appropriate classification of tax assets and liabilities depends on a series of factors, including estimates as to the timing and realization of deferred tax assets and the projected tax payment schedule. Actual income tax receipts and payments could differ from the estimates made by the Atento Group as a result of changes in tax legislation or unforeseen transactions that could affect the tax balances (see Note 20).

The Atento Group has recognized deferred tax assets corresponding to losses carried forward since, based on internal projections, it is probable that it will generate future taxable profits against which they may be utilized.

The carrying amount of deferred income tax assets is reviewed at each reporting date, and reduced to the extent that it is no longer probable that sufficient taxable profits will be available to allow all or part of that deferred tax asset to be utilized. Unrecognized deferred income tax assets are reassessed at each reporting date and are recognized to the extent that it has become probable that future taxable profits will allow the deferred tax asset to be recovered.

Provisions and contingencies

Provisions are recognized when the Atento Group has a present obligation as a result of a past event, it is probable that an outflow of resources will be required to settle the obligation and a reliable estimate can be made of the amount of the obligation. This obligation may be legal or constructive, deriving from, inter alia, regulations, contracts, customary practice or public commitments that would lead third parties to reasonably expect that the Atento Group will assume certain responsibilities. The amount of the provision is determined based on the best estimate of the outflow of resources embodying economic benefit that will be required to settle the obligation, taking into account all available information as of the reporting date, including the opinions of independent experts such as legal counsel or consultants.

No provision is recognized if the amount of liability cannot be estimated reliably. In such cases, the relevant information is disclosed in the notes to the consolidated financial statements.

Given the uncertainties inherent in the estimates used to determine the amount of provisions, actual outflows of resources may differ from the amounts recognized originally on the basis of these estimates (see Note 21).

Fair value of derivatives

The Atento Group uses derivative financial instruments to mitigate risks, primarily derived from possible fluctuations in exchange rates. Derivatives are recognized at the inception of the contract at fair value.

The fair values of derivative financial instruments are calculated on the basis of observable market data available, either in terms of market prices or through the application of valuation techniques. The valuation techniques used to calculate the fair value of derivative financial instruments include the discounting of future cash flow associated with the instruments, applying assumptions based on market conditions at the valuation date or using prices established for similar instruments, among others. These estimates are based on available market information and appropriate valuation techniques. The fair values calculated could differ significantly if other market assumptions and/or estimation techniques were applied.

Update On COVID-19

The estimates and assumptions included in the financial statements include our assessment of potential impacts arising from the COVID-19 pandemic that may affect the amounts reported and the accompanying notes. To-date, no significant impacts on our collection experience and expected credit losses have been noted and we do not currently anticipate any material impairments of our long-lived assets or of our indefinite-lived intangible assets as a result of the COVID-19 pandemic. We will continue to monitor the impacts and will prospectively revise our estimates as appropriate.

Description of accounting policy for subsidiaries [text block]

t) Interest in subsidiaries

All subsidiaries are fully consolidated. Where necessary, the accounting policies of subsidiaries have been aligned to those adopted in the Atento Group.

The details of Atento Group subsidiaries at December 31, 2018, 2019 and 2020 are as follow:

			% interest
Name	Registered address	Line of business	2018	2019	2020	Holding company
Atento Luxco Midco, S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento S.A.
Atento Luxco 1 S.A.	Luxembourg	Holding company	100	100	100	Atento Luxco Midco, S.à.r.l
Atalaya Luxco 2. S.à.r.l.	Luxembourg	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Argentina. S.A	Buenos Aires (Argentina)	Operation of call centers	90	14.03	12.99	Atalaya Luxco 2. S.à.r.l.
			10	85.97	87.01	Atento Luxco 1. S.A.
Atento Estrategias de Transformación, S.L.U. (former Global Rossolimo. S.L.U)	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Luxco 1. S.A.
Atento Spain Holdco 6. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Spain Holdco 2. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco 6. S.L.U.
Atento Teleservicios España. S.A.U	Madrid (Spain)	Operation of call centers	100	100	100	Atento Spain Holdco 2. S.A.U.
Atento Servicios Técnicos y Consultoría S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España S.A.U.
Atento Impulsa. S.A.U	Barcelona (Spain)	Management of specialized employment centers for disabled workers	100	100	100	Atento Teleservicios España S.A.U.
Atento Servicios Auxiliares de Contact Center. S.A.U	Madrid (Spain)	Execution of technological projects and services, and consultancy services	100	100	100	Atento Teleservicios España. S.A.U.
Atento B V	Amsterdam (Netherlands)	Holding company	100	100	100	Atento Spain Holdco 2. S.A.U.
Teleatento del Perú. S.A.C	Lima (Peru)	Operation of call centers	83.3333	83.3333	83.3333	Atento B.V.
			(Class A)	(Class A)	(Class A)
			16.6667	16.6667	16.6667	Atento Holding Chile. S.A.
			(Class B)	(Class B)	(Class B)
Woknal. S.A.	Montevideo (Uruguay)	Operation of call centers	100	100	100	Atento B.V.
Atento Colombia. S.A.	Bogotá DC (Colombia)	Operation of call centers	94.97871	94.97871	94.97871	Atento B.V.
			0.00424	0.00424	0.00424	Atento Servicios Auxiliares de Contact Center. S.L.U.
			0.00854	0.00854	0.00854	Atento Servicios Técnicos y Consultoría. S.L.U.
			5.00427	5.00427	5.00427	Atento Teleservicios España. S.A.U.
			0.00424	0.00424	0.00424	Teleatento del Perú SAC.
Atento Holding Chile. S.A.	Santiago de Chile (Chile)	Holding company	99.9999	99.9999	99.9999	Atento B.V.
			0.0001	0.0001	0.0001	Atento Spain Holdco 2
Atento Chile. S.A.	Santiago de Chile (Chile)	Operation of call centers	99.99	99.99	99.99	Atento Holding Chile. S.A.
			0.01	0.01	0.01	Atento B.V.
Atento Educación Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Centro de Formación Técnica Limitada	Santiago de Chile (Chile)	Operation of call centers	99	99	99	Atento Chile. S.A.
			1	1	1	Atento Holding Chile. S.A.
Atento Spain Holdco 4. S.A.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Brasil. S.A	São Paulo (Brazil)	Operation of call centers	99.999	99.999	99.999	Atento Spain Holdco 4. S.A.U.
			0.001	0.001	0.001	Atento Spain Holdco. S.L.U.
R Brasil Soluções S.A.	São Paulo (Brazil)	Operation of call centers	81.4885	100	100	Atento Brasil. S.A.
			9.25	-	-	Flávio Luiz Rossetto
			9.25	-	-	Jorge Luiz Rossetto
Atento Spain Holdco 5. S.L.U	Madrid (Spain)	Holding company	100	100	100	Atento Spain Holdco. S.L.U.
Atento Mexico Holdco S. de R.L. de C.V.	Mexico	Holding company	99.966	99.966	99.966	Atento Spain Holdco 5. S.L.U.
			0.004	0.004	0.004	Atento Spain Holdco. S.L.U.
Atento Puerto Rico. Inc.	Guaynabo (Puerto Rico)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Contact US Teleservices Inc.	Houston, Texas (USA)	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Panamá. S.A.	Panama City	Operation of call centers	100	100	100	Atento Mexico Holdco S. de R.L. de C.V.
Atento Atención y Servicios. S.A. de C.V.	Mexico City (Mexico)	Administrative, professional and consultancy services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Servicios. S.A. de C.V.
Atento Servicios. S.A. de C.V.	Mexico City (Mexico)	Sale of goods and services	99.998	99.998	99.998	Atento Mexico Holdco S. de R.L. de C.V.
			0.002	0.002	0.002	Atento Atención y Servicios. S.A. de C.V.
Atento Centroamérica. S.A.	Guatemala (Guatemala)	Holding company	99.9999	99.9999	99.9999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento El Salvador S.A. de C.V.
Atento de Guatemala. S.A.	Guatemala (Guatemala)	Operation of call centers	99.99999	99.99999	99.99999	Atento Centroamérica. S.A.
			0.00001	0.00001	0.00001	Atento El Salvador S.A. de C.V.
Atento El Salvador. S.A. de C.V.	City of San Salvador (El Salvador)	Operation of call centers	7.4054	7.4054	7.4054	Atento Centroamerica. S.A.
			92.5946	92.5946	92.5946	Atento de Guatemala. S.A.
Atento Nicaragua S.A.	Nicaragua	Operation of call centers	4.35	4.35	4.35	Atento Centroamerica. S.A.
			95.65	95.65	95.65	Atento Mexico Holdco S. de R.L. de C.V.
Atento Costa Rica S.A.	Costa Rica	Operation of call centers	99.999	99.999	99.999	Atento Mexico Holdco S. de R.L. de C.V.
			0.0001	0.0001	0.0001	Atento Centroamerica. S.A.
Interservicer - Serviços de BPO Ltda	São Paulo (Brasil)	Operation of call centers	50.00002	100	100	Nova Interfile Holding Ltda.
Interfile Serviços de BPO Ltda.	São Paulo (Brasil)	Operation of call centers	50.00002	50.00002	50.00002	Nova Interfile Holding Ltda.
				49.99998	49.99998	Interfile Holding Ltda.
Nova Interfile Holding Ltda.	São Paulo (Brasil)	Holding company	100	100	100	Atento Brasil. S.A.
Interservicer - Serviços em Crédito Imobiliário Ltda.	São Paulo (Brasil)	Operation of call centers	50.00011	50.00011	50.00011	Nova Interfile Holding Ltda.
				49.99989	49.99989	Interfile Holding Ltda.

At December 31, 2018, 2019 and 2020, none of the Group’s subsidiaries is listed on a stock exchange, except for Atento Luxco 1 S.A., which has debt securities listed in the International Stock Exchange (TISE) in Guernsey. All subsidiaries use year-end December 31 as their reporting date.

Description of accountng policy for disclosure of expected impact of initial application of new standards or interpretations [text block]

u) New standards adopted in 2019

IFRS 16 was issued in January 2016. It resulted in almost all leases being recognized on the balance sheet, as the distinction between operating and finance leases is removed. Under the new standard, an asset (the right to use the leased item) and a financial liability to pay rentals are recognized. The only exceptions are short-term and low-value leases. The standard affected primarily the accounting for the Group’s operating leases.

On January 1, 2019, lease commitments that the group recognized as right-of-use assets amount 184,099 thousand U.S. dollars, and lease liabilities in the same amount. The Group adopted IFRS 16 in accordance with the modified retrospective approach. The prior-year figures were not adjusted.

The consolidated statement of operations was impacted by a decrease of operating expenses and an increase of the amortization of the right-of-use assets and interest on the lease liability.

As at the reporting date, lease commitments of the Group are recognized as right-of-use assets amount to 181,564 thousand U.S. dollars and lease liabilities in the amount of 194,765 thousand U.S. dollars on December 31, 2019.

The following reconciliation to the opening balance for the lease liabilities as at January 1, 2019 is based upon the operating lease obligations as at December 31, 2018:

	December 31,2018	IFRS 16	January 1,2019
Assets
Right-of-use assets (*)	5,798	184,099	189,897
Liabilities (**)
Non-current liabilities
Lease liabilities	(2,369)	(132,551)	(134,920)
Current liabilities
Lease liabilities	(3,158)	(51,548)	(54,706)

(*) Recorded in property, plant and equipment as of December 31, 2018.

(**) Recorded as lease liabilities in Debt with third parties.

IFRIC 23 Uncertainty over Income Tax Treatment

Atento reviewed the tax treatment under the terms of IFRIC 23 in all subsidiaries and as at the reporting date, the Group did not identify any material impact on the financial statements.

Atento implemented a process for periodically review the income tax treatments consistent under IFRIC 23 requirements across the Group.

v) New and amended standards adopted by the Group

The Atento Group applied the amendments to IAS 1 and IAS 8 and to IFRS 3 for the first time in 2020. The nature and effect of the changes as a result of adoption of these new accounting standards are described below.

Amendments to IAS 1 and IAS 8 Definition of Material

In October 2018, the IASB issued changes to IAS 1 and IAS 8 Accounting Policies, Changes in Accounting Estimates and Errors, to clarify the definition of “material” and to align the definition used in the Conceptual Framework and the standards themselves. The new definition states that “the information is material if its omission, distortion or obscuration can reasonably influence decisions that the main users of the general purpose financial statements make based on these financial statements, which provide financial information on the entity’s specific report”.

Amendments to IFRS 3 Definition of a Business

In October 2018, the IASB issued changes to the definition of a business in IFRS 3, to help entities determine whether it has acquired a business or a group of assets. They clarify minimum requirements, eliminate the assessment of whether market participants are able to replace any missing elements, add guidance and illustrative examples to help entities assess whether a substantive process has been acquired, better define business and product definitions, and introduce an optional concentration test.

The adoption of these changes had no impact on the consolidated financial statements in the initial adoption period (January 1, 2020).

w) Standards issued but not yet effective

There are no other standards that are not yet effective and that would be expected to have a material impact on the Atento Group in the current or future reporting periods and on foreseeable future transactions.

Assets	January1, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2019

Right-of-use assets	208,526	49,261	24,427	(28,790)	253,424
(-) Accumulated depreciation	(18,629)	(53,507)	(18,629)	18,905	(71,860)
	189,897	(4,246)	5,798	(9,885)	181,564

Assets	December31, 2019	Additions/(Disposals)	Reclassification between PPEQ and right-of-use assets	Translationdifference	December31, 2020

Right-of-use assets	253,424	32,723	(1,331)	(47,165)	237,651
(-) Accumulated depreciation	(71,860)	(47,256)	3,401	15,906	(99,809)
	181,564	(14,533)	2,070	(31,259)	137,842

The future lease liabilities payments are as follows:

	2021	2022	2023	2024	2025	Others	Total
Lease liabilities payments	52,698	41,047	33,500	22,985	12,128	16,744	179,102